Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in Dollars per share)	$ 0.1	$ 0.1	$ 0.1
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	4,998,000,000	4,998,000,000	4,998,000,000
Common stock, shares issued	274,048,481	228,346,974	116,749,633
Common stock, shares outstanding	274,048,481	228,346,974	116,749,633
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.1	$ 0.1
Shares designated		0	800,000
Preferred stock, shares issued		0	159,600
Preferred stock, shares outstanding		0	159,600
Share redemption and liquidation value (in Dollars)		$ 0
Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.1	$ 0.1	$ 0.1
Shares designated	100,000	100,000	100,000
Preferred stock, shares issued	722	427	108
Preferred stock, shares outstanding	722	427	108
Share redemption and liquidation value (in Dollars)	$ 734,971	$ 429,446
Series C Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.1	$ 0.1	$ 0.1
Shares designated	100,000	100,000	100,000
Preferred stock, shares issued	18,800	13,300	0
Preferred stock, shares outstanding	18,800	13,300	0
Share redemption and liquidation value (in Dollars)	$ 2,864,303	$ 2,004,046